Investment Objectives and Goals - Invesco Conservative Income Fund	Dec. 18, 2025
Invesco Conservative Income Fund (Class A, Class Y, Class R6)
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide capital preservation and current income while maintaining liquidity.
Invesco Conservative Income Fund (Institutional Class)
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide capital preservation and current income while maintaining liquidity.